Accrued Expense	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Expense
Accrued Expense

Note 7 — Accrued Expense

The following table summarizes accrued expenses:

	March 31,	December 31,
	2024	2023
Professional fees	$2,112	$3,298
Salaries and wages	117	121
Interest payable	1	70
Other	27	54
Total accrued expenses	$2,257	$3,543

Note 8 — Accrued Expense

The following table summarizes accrued expenses:

	December 31,
	2023	2022
Professional fees	$3,298	$1,705
Salaries and wages	121	615
Interest payable	70	184
Taxes payable	—	54
Other	54	6
Total accrued expense	$3,543	$2,564